Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued	20,000,000	20,000,000
Ordinary shares subject to possible redemption, shares outstanding	20,000,000	20,000,000
Ordinary shares subject to possible redemption value per share (in Dollars per share)	$ 10.05	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	655,000	655,000
Common stock, shares outstanding	655,000	655,000
Class B Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	6,666,667	6,666,667
Common stock, shares outstanding	6,666,667	6,666,667